Net Fee and Commission Income	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Net Fee and Commission Income
28	NET FEE AND COMMISSION INCOME
Net fee and commission income for the fiscal years ended March 31, 2023, 2022 and 2021 consisted of the following:

	For the fiscal year ended March 31,
	2023	2022	2021

	(In millions)
Fee and commission income from:
Loans	¥145,078	¥128,583	¥132,523
Credit card business	380,345	333,109	304,787
Guarantees	71,612	66,199	64,422
Securities-related business	119,403	169,719	169,251
Deposits	18,230	16,302	14,763
Remittances and transfers	146,507	139,122	138,907
Safe deposits	4,228	4,025	4,160
Trust fees	6,753	5,940	4,885
Investment trusts	144,940	183,164	163,522
Agency	9,368	8,854	8,442
Others	216,270	193,208	168,720

Total fee and commission income	1,262,734	1,248,225	1,174,382

Fee and commission expense from:
Remittances and transfers	28,885	32,604	39,417
Others	194,035	177,158	162,306

Total fee and commission expense	222,920	209,762	201,723

Net fee and commission income	¥1,039,814	¥1,038,463	¥972,659

Fee and commission income can be mainly disaggregated into loans, credit card business, securities-related business, remittances and transfers and investment trusts by types of services. Loan transaction fees principally arise in the Wholesale Business Unit and the Global Business Unit. Fees obtained through credit card business principally arise in the Retail Business Unit. Fees obtained through securities-related business principally arise in the Wholesale Business Unit, the Retail Business Unit and the Global Business Unit. Remittance and transfer fees principally arise in the Wholesale Business Unit, the Retail Business Unit and the Global Business Unit. Fees and commissions obtained through investment trusts principally arise in the Retail Business Unit and Head office account and others, which include the investment advisory and investment trust management businesses.